Financial Risks - Summary of Maturity Analysis Gross Undiscounted Contractual Cash Flows (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	€ 113	€ 111
Borrowings	3,013	2,356
Lease liabilities	216	205
Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	187	184
Subordinated loans	2,954	3,579
Borrowings	3,762	3,143
Investment contracts	91,095	74,749
Lease liabilities	261	240
Other financial liabilities	4,307	5,575
On demand [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Investment contracts	39,959	34,464
Other financial liabilities	3,419	4,582
Not later than 1 year [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	10	9
Subordinated loans	88	111
Borrowings	1,155	123
Investment contracts	50,922	40,059
Lease liabilities	37	34
Other financial liabilities	856	930
Later than one year and not later than two years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	94	9
Subordinated loans	88	83
Borrowings	588	1,057
Investment contracts	9	11
Lease liabilities	30	29
Other financial liabilities	27	52
Later than two years and not later than three years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	3	88
Subordinated loans	88	83
Borrowings	805	726
Investment contracts	118	8
Lease liabilities	27	24
Other financial liabilities		7
Later than three years and not later than four years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	3	3
Subordinated loans	67	83
Borrowings	51	48
Investment contracts	24	110
Lease liabilities	25	21
Other financial liabilities	4
Later than four years and not later than five years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	3	3
Subordinated loans	46	63
Borrowings	51	48
Investment contracts	4	23
Lease liabilities	21	18
Other financial liabilities		4
Later than 5 years [member] | Contractual maturities of each category of financial liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trust pass-through securities	72	71
Subordinated loans	2,577	3,158
Borrowings	1,112	1,140
Investment contracts	60	74
Lease liabilities	€ 123	€ 114